Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 864	$ 12	₨ 4,266
Non-current portion
Non-current portion of non-current borrowings		6,299	$ 86	1,304
Foreign currency borrowing by the parent company [Member]
Current portion
Current portion of non-current borrowings		0		3,783
Non-current portion
Non-current portion of non-current borrowings		0		0
Obligations Under Leases [Member]
Current portion
Current lease liabilities	[1]	864		483
Non-current portion
Non-current lease liabilities	[1]	2,499		1,304
Non-convertible debentures by the APSL subsidiary [Member]
Current portion
Current portion of non-current borrowings	[2]	0		0
Non-current portion
Non-current portion of non-current borrowings	[2]	₨ 3,800		₨ 0

[1]	Additions for the year ended March 31, 2021 include right-of-use liability of Rs.1,878 relating to a warehousing services agreement in the United States.
[2]	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.